Note 24 - Post-employment and other employee benefit commitments. Consolidated Income Statement Impact (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Post-employment and other employee benefit commitments
Interest Expenses Benefit Commitments	€ 25,000,000	€ 38,000,000
Personel Expenses Benefit Commitments	76,000,000	79,000,000
Employer contributions	49,000,000	55,000,000
Post Employments Benefit Expense Defined Benefit Plans	27,000,000	24,000,000
Provisions Consolidated Income Statement Impact	145,000,000	127,000,000
Total Impact on Profit and Loss Benefit Commitments	€ 247,000,000	€ 244,000,000